SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Impact of Share Options and Restricted Shares

The share-based compensation cost for the Group was recognized as follows:

	Year Ended December 31,
	2018	2017	2016
Share-based compensation cost:
2011 Share Incentive Plan	$25,284	$16,789	$16,399
MRP Share Incentive Plan	(141)	516	2,088

Total share-based compensation expenses recognized in general and administrative expenses	$25,143	$17,305	$18,487

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	6,929,538	$0.80
Exercised	(4,634,085)	0.38
Forfeited or expired	(5,985)	0.24

Outstanding as of December 31, 2018	2,289,468	$1.64	2.09	$9,701

Fully vested and exercisable as of December 31, 2018	2,289,468	$1.64	2.09	$9,701

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Proceeds from the exercise of share options	$1,195	$2,192	$3,036

Intrinsic value of share options exercised	$37,239	$18,004	$6,205

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	13,446,511	$5.55
Granted	5,461,929	9.25
Exercised	(778,269)	5.07
Forfeited or expired	(1,095,211)	6.25

Outstanding as of December 31, 2018	17,034,960	$6.72	7.67	$5,300

Fully vested and expected to vest as of December 31, 2018	17,034,960	$6.72	7.67	$5,300

Exercisable as of December 31, 2018	3,663,867	$5.02	5.71	$3,131

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value (excluding options granted under modification)	$3.09	$2.45	$2.29

Proceeds from the exercise of share options	$3,823	$2,195	$218

Intrinsic value of share options exercised	$3,744	$1,246	$28

Summary of Assumptions Used to Estimate Fair Values of Stock Options

The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017	2016
Expected dividend yield	2.04%	2.00%	1.00%
Expected stock price volatility	40.17%	47.94%	46.08%
Risk-free interest rate	2.62%	2.09%	1.47%
Expected term (years)	5.56	6.1	5.6

Summary of Restricted Shares Activity

A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2018	5,864,888	$6.24
Granted	1,879,176	9.50
Vested	(2,159,189)	6.46
Forfeited	(345,801)	6.46

Unvested as of December 31, 2018	5,239,074	$7.30

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$9.50	$6.30	$5.74

Grant date fair value of restricted shares vested	$13,952	$9,236	$2,751

MRP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	15,067,193	$0.12
Granted	2,158,552	0.15
Forfeited or expired	(190,240)	0.17

Outstanding as of December 31, 2018	17,035,505	$0.12	7.69	$535

Fully vested and expected to vest as of December 31, 2018	17,035,505	$0.12	7.69	$535

Exercisable as of December 31, 2018	7,923,724	$0.08	6.54	$489

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$0.07	$0.08	$—

Proceeds from the exercise of share options	$—	$173	$—

Intrinsic value of share options exercised	$—	$6	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options

The fair values of share options granted under the MRP Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	5.69%	4.47%
Expected term (years)	5.6	5.9

Summary of Restricted Shares Activity

A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2018	48,646,363	$0.10
Granted	6,482,482	0.14
Vested	(20,506,393)	0.09
Forfeited	(5,177,792)	0.08

Unvested as of December 31, 2018	29,444,660	$0.11

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$0.14	$0.16	$—

Grant date fair value of restricted shares vested	$1,747	$454	$3,280